Northern Lights Fund Trust

CWC Small Cap Aggressive Value Fund

Incorporated herein by reference is the definitive version of the supplement for CWC Small Cap Aggressive Value Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 14, 2014, (SEC Accession No. 0000910472-14-000562).